Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Shares authorized (in shares)	1,666,666,667	1,666,666,667
Par value (in USD per share)	$ 0.01	$ 0.01
Shares issued (in shares)	417,994,343	430,110,140